Financial Assets and Financial Liabilities	12 Months Ended
Jun. 30, 2025
Financial Assets and Financial Liabilities [Abstract]
Financial assets and financial liabilities

Note 8. Financial assets and financial liabilities

(a)	Cash and cash equivalents

	30 June 2025	30 June 2024
	A$	A$
Cash at Bank and in hand:
Cash at bank and in hand	2,830,526	11,657,315
Total	2,830,526	11,657,315

(b)	Trade and other receivables

	30 June 2025	30 June 2024
	A$	A$
Current
Trade receivables[1]	826,857	607,436
Loss allowance	(35,466)	(16,233)
Accrued income – Australian R&D tax incentive refund[2]	1,110,514	768,370
Other income receivables – R&D grants[3]	-	28,000
Other receivables	23,688	-
Total	1,925,593	1,387,573

[1]	All trade receivables are non-interest bearing.

[2]	Receivables from the Australian Tax Office in relation to R&D tax incentive refund for the year.

[3]	The group has recognized $NIL EMDG grant in other income receivable for the current financial year (2024: $28,000).

(c)	Financial assets

The group classifies the following as financial assets recognised at fair value through profit or loss (FVPL) as part of Immuron’s strategic investment in Ateria:

●	Immuron was entitled to 735,000 share options with a total exercise price of £1,470,000, expiring on 31 July 2023, which Immuron subsequently elected not to exercise; and

●	On 22 February 2024 Immuron received 471,306 shares in Ateria upon satisfying performance milestones.

Financial assets mandatorily measured at FVPL were $NIL as at 30 June 2025 (30 June 2024: $NIL). The 471,306 shares received on 22 February 2024 also have $NIL value given the impairment of the investment.

(i)	Amounts recognised in profit or loss

During the year, the following losses were recognised in profit or loss:

	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$
Fair value losses to financial assets	-	(557,676)	(523,666)

(d) Other current assets

	30 June 2025	30 June 2024
	A$	A$

Prepayments	442,800	86,798
Term deposits	3,036,278	-
Other current assets	7,666	10,043
Total	3,486,744	96,841

The group entered into a 90-day fixed term deposit earning interest at a rate of 4.52% per annum, which matured on 27 July 2025. Term deposits are presented as Other Current Assets as they are not considered highly liquid instruments readily convertible to cash and cash equivalents. The deposit was held to maturity in accordance with the group’s investment policy.

(e) Trade and other payables

	30 June 2025 A$	30 June 2024 A$
Current
Trade payables	1,006,664	648,851
Accrued expenses	492,853	1,445,451
Other payables	29,918	41,550
Total	1,529,435	2,135,852